SUPPLEMENT DATED OCTOBER 5, 2015
to

PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2014
 FOR PRIME VARIABLE UNIVERSAL LIFE INSURANCE

PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 29, 2011
FOR PRIME SURVIVORSHIP VARIABLE UNIVERSAL LIFE INSURANCE

ISSUED BY DELAWARE LIFE INSURANCE COMPANY OF NEW YORK
 DELAWARE LIFE NY VARIABLE ACCOUNT D

The following changes are made to the Prospectuses and Statements of Additional Information listed above.

The Service Office mailing address is changed to:

Delaware Life Insurance Company of New York
P.O. Box 758581
Topeka, KS 66675-8581

The Service Office overnight mailing address is:

Delaware Life Insurance Company of New York
Mail Zone 581
5801 S.W. 6th Avenue
Topeka, KS 66636

The customer service telephone number is changed to:

(877) 253-2323

The address for Clarendon Insurance Agency, Inc. is changed to:

1601 Trapelo Road, Suite 30
Waltham, MA 02451

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.